Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000018231 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018231 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018231 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018231 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018231 | B
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000018231 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000018231 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018231 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000018231 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018231 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018231 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018231 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018231 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018231 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018231 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018231 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018231 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018231 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018231 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018231 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018233 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018233 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018233 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018233 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018233 | B
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000018233 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000018233 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018233 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000018233 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018233 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018233 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018233 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018233 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018233 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018233 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018233 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018233 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018233 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018233 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018233 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000175112 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175112 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175112 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175112 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175112 | B
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000175112 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000175112 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175112 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000175112 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175112 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175112 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175112 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175112 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175112 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175112 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175112 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175112 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175112 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175112 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175112 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000069253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069253 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069253 | B
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000069253 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000069253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069253 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000069253 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069253 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069253 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069253 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069253 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069253 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069253 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069253 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069253 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069253 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069253 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069253 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000223747 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223747 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223747 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223747 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223747 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223747 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223747 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223747 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223747 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223747 | Trip.com Group Ltd.FR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223747 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223747 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223747 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223747 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223747 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223747 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223747 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223747 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223747 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223747 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223747 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223747 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223747 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000223747 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223747 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223747 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223747 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000223747 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223747 | China
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223747 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000223748 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223748 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223748 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223748 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223748 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223748 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223748 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223748 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223748 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223748 | Trip.com Group Ltd.FR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223748 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223748 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223748 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223748 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223748 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223748 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223748 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223748 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223748 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223748 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223748 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223748 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223748 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000223748 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223748 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223748 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223748 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000223748 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223748 | China
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223748 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000223749 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223749 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223749 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223749 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223749 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223749 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223749 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223749 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223749 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223749 | Trip.com Group Ltd.FR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223749 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223749 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223749 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223749 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223749 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223749 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223749 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223749 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223749 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223749 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223749 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223749 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223749 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000223749 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223749 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223749 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223749 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223749 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223749 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223749 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223749 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223749 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000223749 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223749 | China
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223749 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000223746 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223746 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223746 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223746 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223746 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223746 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223746 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223746 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223746 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223746 | Trip.com Group Ltd.FR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223746 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223746 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223746 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223746 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223746 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223746 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223746 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223746 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223746 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223746 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223746 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223746 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000223746 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223746 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223746 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223746 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223746 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223746 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223746 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223746 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223746 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000223746 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223746 | China
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000223746 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000018234 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018234 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000018234 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018234 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018234 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018234 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018234 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000018234 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018234 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018234 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018234 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018234 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018234 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018234 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018234 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000018234 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018234 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018234 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018234 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018234 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018234 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018236 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018236 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000018236 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018236 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018236 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018236 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018236 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000018236 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018236 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018236 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018236 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018236 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018236 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018236 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018236 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000018236 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018236 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018236 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018236 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018236 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018236 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000125485 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125485 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000125485 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125485 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000125485 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125485 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125485 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000125485 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000125485 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000125485 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125485 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125485 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000125485 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125485 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125485 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125485 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125485 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125485 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125485 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125485 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125485 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018238 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018238 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000018238 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018238 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018238 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018238 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018238 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000018238 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018238 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018238 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018238 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018238 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018238 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018238 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018238 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000018238 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018238 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018238 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018238 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018238 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018238 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000082998 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082998 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000082998 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082998 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082998 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082998 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082998 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000082998 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000082998 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000082998 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082998 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082998 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000082998 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082998 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082998 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000082998 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082998 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082998 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082998 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082998 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082998 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018251 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018251 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000018251 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018251 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018251 | B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018251 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018251 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018251 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018251 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018251 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018251 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018251 | Electric
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000018251 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018251 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018251 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018251 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018251 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018251 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018251 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018251 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018251 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000018253 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018253 | B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018253 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018253 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018253 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018253 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018253 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018253 | Electric
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000018253 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018253 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018253 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018253 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018253 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018253 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018253 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018253 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018253 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125487 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125487 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000125487 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125487 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125487 | B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125487 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000125487 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000125487 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125487 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125487 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125487 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125487 | Electric
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000125487 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125487 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125487 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125487 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125487 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125487 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125487 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000125487 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125487 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018254 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018254 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000018254 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018254 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018254 | B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018254 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018254 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018254 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018254 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018254 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018254 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018254 | Electric
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000018254 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018254 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018254 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018254 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018254 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018254 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018254 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018254 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018254 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082999 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082999 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000082999 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082999 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082999 | B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000082999 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000082999 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000082999 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000082999 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082999 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082999 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082999 | Electric
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000082999 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082999 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082999 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000082999 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082999 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082999 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082999 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000082999 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082999 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.00%